Exhibit 3 - Conditions of the most significant debt	12 Months Ended
Dec. 31, 2025
Exhibit 3 - Conditions of the most significant debt
Exhibit 3 - Conditions of the most significant debt

Exhibit 3 – Conditions of the most significant debt

●	Conditions of the most significant debt as of December 2025

						Balance as
						of	Interest		Interest
Debt	Company	Issue date	Maturity	Currency	Amount disbursed	December 2025	rate	Amortization	payment
National currency bond	Ecopetrol S.A.	Dec-10	Dec-40	COP	284	284	Floating	Bullet	Semi-annually
National currency bond	Ecopetrol S.A.	Aug-13	Aug-28	COP	348	348	Floating	Bullet	Semi-annually
National currency bond	Ecopetrol S.A.	Aug-13	Aug-43	COP	263	263	Floating	Bullet	Semi-annually
National currency bond	Interconexión Eléctrica S.A. E.S.P	Dec-11	Dec-41	COP	120	120	Floating	Bullet	Semi-annually
National currency bond	Interconexión Eléctrica S.A. E.S.P	May-13	May-28	COP	100	100	Floating	Bullet	Quarterly
National currency bond	Interconexión Eléctrica S.A. E.S.P	May-15	May-25	COP	100	—	Floating	Bullet	Quarterly
National currency bond	Interconexión Eléctrica S.A. E.S.P	May-15	May-30	COP	120	120	Floating	Bullet	Quarterly
National currency bond	Interconexión Eléctrica S.A. E.S.P	May-15	May-35	COP	280	280	Floating	Bullet	Quarterly
National currency bond	Interconexión Eléctrica S.A. E.S.P	Feb-16	Feb-28	COP	152	152	Floating	Bullet	Quarterly
National currency bond	Interconexión Eléctrica S.A. E.S.P	Feb-16	Feb-41	COP	133	133	Floating	Bullet	Quarterly
National currency bond	Interconexión Eléctrica S.A. E.S.P	Apr-17	Apr-32	COP	196	196	Floating	Bullet	Quarterly
National currency bond	Interconexión Eléctrica S.A. E.S.P	Apr-17	Apr-42	COP	243	243	Floating	Bullet	Quarterly
National currency bond	Interconexión Eléctrica S.A. E.S.P	Nov-17	Nov-25	COP	150	—	Fixed	Bullet	Quarterly
National currency bond	Interconexión Eléctrica S.A. E.S.P	Nov-17	Nov-31	COP	120	120	Floating	Bullet	Quarterly
National currency bond	Interconexión Eléctrica S.A. E.S.P	Nov-17	Nov-47	COP	230	230	Floating	Bullet	Quarterly
National currency bond	Interconexión Eléctrica S.A. E.S.P	Jul-18	Jul-27	COP	157	157	Floating	Bullet	Quarterly
National currency bond	Interconexión Eléctrica S.A. E.S.P	Jul-18	Jul-33	COP	142	142	Floating	Bullet	Quarterly
National currency bond	Interconexión Eléctrica S.A. E.S.P	Jul-18	Jul-43	COP	201	201	Floating	Bullet	Quarterly
National currency bond	Interconexión Eléctrica S.A. E.S.P	Aug-20	Aug-29	COP	160	160	Fixed	Bullet	Quarterly
National currency bond	Interconexión Eléctrica S.A. E.S.P	Nov-23	Nov-30	COP	176	176	Floating	Bullet	Annually
National currency bond	Interconexión Eléctrica S.A. E.S.P	Nov-23	Nov-37	COP	224	224	Floating	Bullet	Quarterly
National currency bond	Interconexión Eléctrica S.A. E.S.P	Nov-23	Nov-44	COP	100	100	Floating	Bullet	Quarterly
National currency bond	Interconexión Eléctrica S.A. E.S.P	Jun-24	Jun-30	COP	150	150	Floating	Bullet	Quarterly
National currency bond	Interconexión Eléctrica S.A. E.S.P	Jun-24	Jun-39	COP	250	250	Floating	Bullet	Quarterly

						Balance as
		Issue				of	Interest		Interest
Debt	Company	date	Maturity	Currency	Amount disbursed	December 2025	rate	Amortization	payment
Foreign Currency Bond	Ecopetrol S.A.	Jul-23	Jan-29	USD	1,200	1,200	Fixed	Bullet	Semi-annually
Foreign Currency Bond	Ecopetrol S.A.	Apr-20	Apr-30	USD	2,000	2,000	Fixed	Bullet	Semi-annually
Foreign Currency Bond	Ecopetrol S.A.	Nov-21	Nov-31	USD	1,250	1,250	Fixed	Bullet	Semi-annually
Foreign Currency Bond	Ecopetrol S.A.	Oct-24	Feb-32	USD	1,750	1,750	Fixed	Bullet	Semi-annually
Foreign Currency Bond	Ecopetrol S.A.	Jan-23	Jan-33	USD	2,000	2,000	Fixed	Bullet	Semi-annually
Foreign Currency Bond	Ecopetrol S.A.	Jul-23	Jan-33	USD	300	300	Fixed	Bullet	Semi-annually
Foreign Currency Bond	Ecopetrol S.A.	Jan-24	Jan-36	USD	1,850	1,850	Fixed	Bullet	Semi-annually
Foreign Currency Bond	Ecopetrol S.A.	Sep-13	Sep-43	USD	850	850	Fixed	Bullet	Semi-annually
Foreign Currency Bond	Ecopetrol S.A.	May-14	May-45	USD	2,000	2,000	Fixed	Bullet	Semi-annually
Foreign Currency Bond	Ecopetrol S.A.	Nov-21	Nov-51	USD	750	750	Fixed	Bullet	Semi-annually
Foreign Currency Bond	Interconexión Eléctrica S.A. E.S.P	Nov-21	Nov-33	USD	330	330	Fixed	Annually	Semi-annually
Foreign Currency Bond	Interconexión Eléctrica S.A. E.S.P	Jul-16	Jan-34	USD	151	116	Fixed	Annually	Semi-annually
Foreign Currency Bond	Interconexión Eléctrica S.A. E.S.P	Jul-16	Jan-34	UVR	1,183	1,359	Fixed	Annually	Semi-annually
Foreign Currency Bond	Interconexión Eléctrica S.A. E.S.P	Oct-11	Oct-26	COP	100,000	100,000	Floating	Bullet	Quarterly
Foreign Currency Bond	Interconexión Eléctrica S.A. E.S.P	Jan-11	Jan-26	USD	38	38	Fixed	Bullet	Quarterly
Foreign Currency Bond	Interconexión Eléctrica S.A. E.S.P	Oct-12	Apr-31	USD	40	40	Fixed	Bullet	Semi-annually
Foreign Currency Bond	Interconexión Eléctrica S.A. E.S.P	Apr-19	Apr-34	USD	600	600	Fixed	Semi-annually	Semi-annually
Foreign Currency Bond	Interconexión Eléctrica S.A. E.S.P	Apr-22	Apr-38	USD	500	500	Fixed	Semi-annually	Semi-annually
Foreign Currency Bond	Interconexión Eléctrica S.A. E.S.P	Nov-25	Nov-37	PEN	208	208	Fixed	Semi-annually	Semi-annually
Foreign Currency Bond	Interconexión Eléctrica S.A. E.S.P	May-18	Apr-25	BRL	621	—	Floating	Bullet	Semi-annually
Foreign Currency Bond	Interconexión Eléctrica S.A. E.S.P	Dec-19	Dec-29	BRL	409	573	Floating	Annually	Semi-annually
Foreign Currency Bond	Interconexión Eléctrica S.A. E.S.P	Dec-20	Nov-28	BRL	800	800	Floating	Annually	Semi-annually
Foreign Currency Bond	Interconexión Eléctrica S.A. E.S.P	Dec-20	May-44	BRL	800	895	Floating	Semi-annually	Semi-annually

						Balance as
		Issue				of	Interest		Interest
Debt	Company	date	Maturity	Currency	Amount disbursed	December 2025	rate	Amortization	payment
Foreign Currency Bond	Interconexión Eléctrica S.A. E.S.P	Feb-21	Jul-44	BRL	673	967	Floating	Semi-annually	Semi-annually
Foreign Currency Bond	Interconexión Eléctrica S.A. E.S.P	Oct-21	Oct-31	BRL	669	826	Floating	Bullet	Semi-annually
Foreign Currency Bond	Interconexión Eléctrica S.A. E.S.P	Oct-21	Oct-38	BRL	281	347	Floating	Annually	Semi-annually
Foreign Currency Bond	Interconexión Eléctrica S.A. E.S.P	Apr-22	Apr-29	BRL	700	—	Floating	Annually	Semi-annually
Foreign Currency Bond	Interconexión Eléctrica S.A. E.S.P	Mar-23	Mar-30	BRL	550	550	Floating	Bullet	Semi-annually
Foreign Currency Bond	Interconexión Eléctrica S.A. E.S.P	Oct-23	Oct-33	BRL	784	862	Floating	Semi-annually	Semi-annually
Foreign Currency Bond	Interconexión Eléctrica S.A. E.S.P	Oct-23	Oct-38	BRL	1,116	1,228	Floating	Semi-annually	Semi-annually
Foreign Currency Bond	Interconexión Eléctrica S.A. E.S.P	Mar-24	Mar-29	BRL	685	685	Floating	Bullet	Semi-annually
Foreign Currency Bond	Interconexión Eléctrica S.A. E.S.P	Mar-24	Mar-31	BRL	512	512	Floating	Annually	Semi-annually
Foreign Currency Bond	Interconexión Eléctrica S.A. E.S.P	Mar-24	Mar-34	BRL	130	130	Floating	Annually	Semi-annually
Foreign Currency Bond	Interconexión Eléctrica S.A. E.S.P	May-24	May-31	BRL	1,000	1,000	Floating	Annually	Semi-annually
Foreign Currency Bond	Interconexión Eléctrica S.A. E.S.P	Oct-24	Oct-36	BRL	1,053	1,105	Floating	Annually	Semi-annually
Foreign Currency Bond	Interconexión Eléctrica S.A. E.S.P	Oct-24	Oct-39	BRL	752	789	Floating	Annually	Semi-annually
Foreign Currency Bond	Interconexión Eléctrica S.A. E.S.P	Mar-25	Jun-33	BRL	500	511	Floating	Annually	Semi-annually
Foreign Currency Bond	Interconexión Eléctrica S.A. E.S.P	Mar-25	Mar-33	BRL	900	920	Floating	Annually	Semi-annually
Foreign Currency Bond	Interconexión Eléctrica S.A. E.S.P	Jul-25	Jun-35	BRL	580	586	Floating	Annually	Semi-annually
Foreign Currency Bond	Interconexión Eléctrica S.A. E.S.P	Oct-25	Oct-37	BRL	1,000	1,002	Floating	Annually	Semi-annually
Foreign Currency Bond	Interconexión Eléctrica S.A. E.S.P	Oct-25	Oct-40	BRL	1,000	1,002	Floating	Annually	Semi-annually
Foreign Currency Bond	Interconexión Eléctrica S.A. E.S.P	Jun-18	Jun-25	UF	6	0	Fixed	Annually	Semi-annually
Foreign Currency Bond	Interconexión Eléctrica S.A. E.S.P	Jun-18	Dec-30	UF	6	10	Fixed	Semi-annually	Semi-annually
Foreign Currency Bond	Interconexión Eléctrica S.A. E.S.P	Jun-18	Dec-30	UF	5	5	Fixed	Semi-annually	Semi-annually
Foreign Currency Bond	Interconexión Eléctrica S.A. E.S.P	Feb-21	Jun-50	UF	1	1	Fixed	Annually	Semi-annually
Foreign Currency Bond	Interconexión Eléctrica S.A. E.S.P	Nov-22	Jun-50	UF	2	2	Fixed	Annually	Monthly
Foreign Currency Bond	Interconexión Eléctrica S.A. E.S.P	Sep-23	Jun-50	UF	2	2	Fixed	Annually	Monthly
Foreign Currency Bond	Interconexión Eléctrica S.A. E.S.P	Jul-24	Jun-50	UF	2	2	Fixed	Annually	Monthly
Foreign Currency Bond	Interconexión Eléctrica S.A. E.S.P	Apr-25	Jun-50	UF	1	1	Fixed	Annually	Monthly
Foreign Currency Bond	Interconexión Eléctrica S.A. E.S.P	Jul-21	Jun-56	USD	1,200	1,073	Fixed	Annually	Semi-annually

						Balance as
		Issue				of	Interest		Interest
Debt	Company	date	Maturity	Currency	Amount disbursed	December 2025	rate	Amortization	payment
National currency credit	Interconexión Eléctrica S.A. E.S.P	Apr-23	Apr-30	COP	450	450	Floating	Semi-annually	Semi-annually
National currency credit	Interconexión Eléctrica S.A. E.S.P	Oct-23	Apr-30	COP	150	150	Floating	Semi-annually	Semi-annually
National currency credit	Interconexión Eléctrica S.A. E.S.P	Dec-23	Dec-35	COP	250	250	Floating	Semi-annually	Semi-annually
National currency credit	Interconexión Eléctrica S.A. E.S.P	Jun-24	Dec-34	COP	250	250	Floating	Semi-annually	Semi-annually
National currency credit	Interconexión Eléctrica S.A. E.S.P	Apr-25	Apr-36	COP	400	400	Floating	Semi-annually	Semi-annually
National currency credit	Interconexión Eléctrica S.A. E.S.P	Nov-25	Apr-36	COP	200	200	Floating	Semi-annually	Semi-annually
National currency credit	Interconexión Eléctrica S.A. E.S.P	Dec-16	Jan-28	COP	250	135	Floating	Annually	Semi-annually
National currency credit	Interconexión Eléctrica S.A. E.S.P	Dec-16	Jan-34	COP	150	138	Floating	Annually	Semi-annually
National currency credit	Interconexión Eléctrica S.A. E.S.P	Dec-16	Jan-34	COP	150	138	Floating	Annually	Semi-annually
National currency credit	Interconexión Eléctrica S.A. E.S.P	Dec-16	Jan-34	UVR	1,359	561	Fixed	Annually	Semi-annually
National currency credit	Interconexión Eléctrica S.A. E.S.P	Oct-21	Oct-31	COP	158	135	Floating	Quarterly	Quarterly
National currency credit	Interconexión Eléctrica S.A. E.S.P	Oct-21	Oct-28	COP	71	53	Floating	Quarterly	Quarterly
National currency credit	Interconexión Eléctrica S.A. E.S.P	Jul-22	Jul-27	COP	194	194	Floating	Bullet	Quarterly
National currency credit	Interconexión Eléctrica S.A. E.S.P	Oct-24	Oct-34	COP	209	209	Floating	Quarterly	Quarterly
National currency credit	Interconexión Eléctrica S.A. E.S.P	Nov-24	Nov-34	COP	80	80	Floating	Quarterly	Quarterly
National currency credit	Interconexión Eléctrica S.A. E.S.P	Nov-25	Nov-35	COP	46	46	Floating	Quarterly	Quarterly
National currency credit	Interconexión Eléctrica S.A. E.S.P	May-18	Nov-28	COP	59	25	Floating	Semi-annually	Semi-annually
National currency credit	Interconexión Eléctrica S.A. E.S.P	May-19	May-29	COP	9	4	Floating	Semi-annually	Semi-annually
National currency credit	Interconexión Eléctrica S.A. E.S.P	Apr-20	Apr-30	COP	10	6	Floating	Quarterly	Quarterly
National currency credit	Interconexión Eléctrica S.A. E.S.P	Sep-20	Sep-30	COP	4	3	Floating	Quarterly	Quarterly
National currency credit	Interconexión Eléctrica S.A. E.S.P	Nov-20	Sep-30	COP	8	5	Floating	Quarterly	Quarterly
National currency credit	Interconexión Eléctrica S.A. E.S.P	Dec-20	Sep-30	COP	8	6	Floating	Quarterly	Quarterly
National currency credit	Interconexión Eléctrica S.A. E.S.P	Jun-21	Mar-31	COP	7	6	Floating	Quarterly	Quarterly
National currency credit	Interconexión Eléctrica S.A. E.S.P	Oct-21	Jun-31	COP	7	6	Floating	Quarterly	Quarterly
National currency credit	Interconexión Eléctrica S.A. E.S.P	Nov-21	Jun-31	COP	16	13	Floating	Quarterly	Quarterly
National currency credit	Interconexión Eléctrica S.A. E.S.P	Nov-21	Jun-31	COP	20	16	Floating	Quarterly	Quarterly
National currency credit	Interconexión Eléctrica S.A. E.S.P	Jun-22	Jun-27	COP	13	6	Floating	Quarterly	Quarterly
National currency credit	Interconexión Eléctrica S.A. E.S.P	Aug-22	Aug-27	COP	51	34	Floating	Semi-annually	Semi-annually

						Balance as
		Issue				of	Interest		Interest
Debt	Company	date	Maturity	Currency	Amount disbursed	December 2025	rate	Amortization	payment
Foreign currency credit	Interconexión Eléctrica S.A. E.S.P	Sep-19	Sep-25	USD	70	—	Fixed	Semi-annually	Semi-annually
Foreign currency credit	Interconexión Eléctrica S.A. E.S.P	Dec-22	Nov-30	USD	40	40	Floating	Semi-annually	Semi-annually
Foreign currency credit	Interconexión Eléctrica S.A. E.S.P	Feb-23	Nov-30	USD	30	30	Floating	Semi-annually	Semi-annually
Foreign currency credit	Interconexión Eléctrica S.A. E.S.P	Mar-23	Nov-30	USD	36	36	Floating	Semi-annually	Semi-annually
Foreign currency credit	Interconexión Eléctrica S.A. E.S.P	Mar-25	Jan-26	USD	23	23	Floating	Semi-annually	Semi-annually
Foreign currency credit	Interconexión Eléctrica S.A. E.S.P	Apr-22	Nov-26	PEN	249	—	Fixed	Bullet	Bullet
Foreign currency credit	Interconexión Eléctrica S.A. E.S.P	Sep-22	Sep-32	USD	76	76	Fixed	Semi-annually	Semi-annually
Foreign currency credit	Interconexión Eléctrica S.A. E.S.P	Apr-24	Apr-25	USD	30	—	Fixed	Bullet	Bullet
Foreign currency credit	Interconexión Eléctrica S.A. E.S.P	Apr-25	Apr-26	USD	30	—	Fixed	Bullet	Bullet
Foreign currency credit	Interconexión Eléctrica S.A. E.S.P	Dec-25	Oct-28	USD	21	21	Floating	Bullet	Bullet
Foreign currency credit	Interconexión Eléctrica S.A. E.S.P	May-22	May-27	USD	5	2	Floating	Quarterly	Quarterly
Foreign currency credit	Interconexión Eléctrica S.A. E.S.P	Oct-22	Jun-27	USD	5	2	Floating	Quarterly	Quarterly
Foreign currency credit	Interconexión Eléctrica S.A. E.S.P	Jun-24	Nov-30	USD	7	7	Floating	Quarterly	Quarterly
Foreign currency credit	Interconexión Eléctrica S.A. E.S.P	Jan-14	Mar-29	BRL	284	67	Floating	Monthly	Monthly
Foreign currency credit	Interconexión Eléctrica S.A. E.S.P	Jan-14	Mar-29	BRL	2	1	Floating	Monthly	Monthly
Foreign currency credit	Interconexión Eléctrica S.A. E.S.P	Aug-17	Mar-32	BRL	273	129	Floating	Monthly	Monthly
Foreign currency credit	Interconexión Eléctrica S.A. E.S.P	Aug-17	Mar-32	BRL	1	1	Floating	Monthly	Monthly
Foreign currency credit	Interconexión Eléctrica S.A. E.S.P	Mar-22	Dec-41	BRL	227	487	Floating	Monthly	Monthly
Foreign currency credit	Interconexión Eléctrica S.A. E.S.P	May-10	May-30	BRL	220	77	Fixed	Monthly	Monthly
Foreign currency credit	Interconexión Eléctrica S.A. E.S.P	Sep-23	Mar-25	UF	1,020,000	—	Floating	Semi-annually	Monthly
Foreign currency credit	Interconexión Eléctrica S.A. E.S.P	Sep-23	Mar-25	UF	419,800	—	Floating	Semi-annually	Monthly
Foreign currency credit	Interconexión Eléctrica S.A. E.S.P	Mar-19	Sep-25	UF	27,368	—	Floating	Quarterly	Quarterly
Foreign currency credit	Interconexión Eléctrica S.A. E.S.P	Mar-19	Sep-25	UF	23,437	—	Floating	Quarterly	Quarterly
Foreign currency credit	Interconexión Eléctrica S.A. E.S.P	Sep-18	Jun-50	UF	31,849	—	Fixed	Semi-annually	Monthly
Foreign currency credit	Interconexión Eléctrica S.A. E.S.P	Sep-18	Jun-50	UF	318,302	—	Fixed	Annually	Monthly
Foreign currency credit	Interconexión Eléctrica S.A. E.S.P	Sep-18	Jun-50	UF	127,349	—	Fixed	Annually	Monthly
Foreign currency credit	Interconexión Eléctrica S.A. E.S.P	Sep-20	Jun-24	CLP	1,479	—	Floating	Annually	Monthly
Foreign currency credit	Interconexión Eléctrica S.A. E.S.P	May-21	May-26	CLP	88,518	26,555	Fixed	Annually	Semi-annually
Foreign currency credit	Interconexión Eléctrica S.A. E.S.P	May-21	May-28	CLP	59,143	45,640	Fixed	Semi-annually	Semi-annually
Foreign currency credit	Interconexión Eléctrica S.A. E.S.P	Jul-25	Jun-31	UF	850,000	850,000	Floating	Semi-annually	Semi-annually
Foreign currency credit	Interconexión Eléctrica S.A. E.S.P	Jul-25	Jun-31	UF	850,000	850,000	Floating	Semi-annually	Semi-annually
Foreign currency credit	Interconexión Eléctrica S.A. E.S.P	Sep-25	Jun-31	UF	480,000	480,000	Floating	Semi-annually	Semi-annually
Foreign currency credit	Interconexión Eléctrica S.A. E.S.P	Nov-25	Jun-31	UF	100,000	100,000	Floating	Semi-annually	Semi-annually
Foreign currency credit	Interconexión Eléctrica S.A. E.S.P	Dec-25	Jun-31	UF	180,000	180,000	Floating	Semi-annually	Semi-annually
Foreign currency credit	Interconexión Eléctrica S.A. E.S.P	May-21	May-26	CLP	—	8,947	Fixed	Annually	Semi-annually

●	Conditions of the most significant debt as of December 2024

						Balance as
						of	Interest		Interest
Debt	Company	Issue date	Maturity	Currency	Amount disbursed	December 2024	rate	Amortization	payment
Bonds, domestic currency	Ecopetrol S.A.	Aug-13	Aug -28	COP	348	348	Floating	Bullet	Half-yearly
Bonds, domestic currency	Ecopetrol S.A.	Dec-10	Dec-40	COP	284	284	Floating	Bullet	Half-yearly
Bonds, domestic currency	Ecopetrol S.A.	Aug-13	Aug-43	COP	263	263	Floating	Bullet	Half-yearly
Bonds, domestic currency	Interconexión Eléctrica S.A. E.S.P.	Dec-11	Dec-41	COP	120	120	Floating	Bullet	Half-yearly
Bonds, domestic currency	Interconexión Eléctrica S.A. E.S.P.	May-13	May-28	COP	100	100	Floating	Bullet	Quarterly
Bonds, domestic currency	Interconexión Eléctrica S.A. E.S.P.	May-15	May-25	COP	100	100	Floating	Bullet	Quarterly
Bonds, domestic currency	Interconexión Eléctrica S.A. E.S.P.	May-15	May-30	COP	120	120	Floating	Bullet	Quarterly
Bonds, domestic currency	Interconexión Eléctrica S.A. E.S.P.	May-15	May-35	COP	280	280	Floating	Bullet	Quarterly
Bonds, domestic currency	Interconexión Eléctrica S.A. E.S.P.	Feb-16	Feb-24	COP	115	—	Floating	Bullet	Quarterly
Bonds, domestic currency	Interconexión Eléctrica S.A. E.S.P.	Feb-16	Feb-28	COP	152	152	Floating	Bullet	Quarterly
Bonds, domestic currency	Interconexión Eléctrica S.A. E.S.P.	Feb-16	Feb-41	COP	133	133	Floating	Bullet	Quarterly
Bonds, domestic currency	Interconexión Eléctrica S.A. E.S.P.	Apr-17	Apr-24	COP	261	—	Fixed	Bullet	Quarterly
Bonds, domestic currency	Interconexión Eléctrica S.A. E.S.P.	Apr-17	Apr-32	COP	196	196	Floating	Bullet	Quarterly
Bonds, domestic currency	Interconexión Eléctrica S.A. E.S.P.	Apr-17	Apr-42	COP	243	243	Floating	Bullet	Quarterly
Bonds, domestic currency	Interconexión Eléctrica S.A. E.S.P.	Nov-17	Nov-25	COP	150	150	Fixed	Bullet	Quarterly
Bonds, domestic currency	Interconexión Eléctrica S.A. E.S.P.	Nov-17	Nov-31	COP	120	120	Floating	Bullet	Quarterly
Bonds, domestic currency	Interconexión Eléctrica S.A. E.S.P.	Nov-17	Nov-47	COP	230	230	Floating	Bullet	Quarterly
Bonds, domestic currency	Interconexión Eléctrica S.A. E.S.P.	Jul-18	Jul-27	COP	156	157	Floating	Bullet	Quarterly
Bonds, domestic currency	Interconexión Eléctrica S.A. E.S.P.	Jul-18	Jul-33	COP	142	142	Floating	Bullet	Quarterly
Bonds, domestic currency	Interconexión Eléctrica S.A. E.S.P.	Jul-18	Jul-43	COP	201	201	Floating	Bullet	Quarterly
Bonds, domestic currency	Interconexión Eléctrica S.A. E.S.P.	Aug-20	Aug-29	COP	160	160	Fixed	Bullet	Quarterly
Bonds, domestic currency	Interconexión Eléctrica S.A. E.S.P.	Aug-20	Aug-40	UVR	192	192	Fixed	Bullet	Annual
Bonds, domestic currency	Interconexión Eléctrica S.A. E.S.P.	Nov-23	Nov-30	COP	176	176	Floating	Bullet	Quarterly
Bonds, domestic currency	Interconexión Eléctrica S.A. E.S.P.	Nov-23	Nov-37	COP	224	224	Floating	Bullet	Quarterly
Bonds, domestic currency	Interconexión Eléctrica S.A. E.S.P.	Nov-23	Nov-44	COP	100	100	Floating	Bullet	Quarterly
Bonds, domestic currency	Interconexión Eléctrica S.A. E.S.P.	Jun-24	Jun-30	COP	150	150	Floating	Bullet	Quarterly
Bonds, domestic currency	Interconexión Eléctrica S.A. E.S.P.	Jun-24	Jun-39	COP	250	250	Floating	Bullet	Quarterly
Bonds, domestic currency	Interconexión Eléctrica S.A. E.S.P.	Jul-16	Jan-34	UVR	446	512	Fixed	Annual	Half-yearly
Bonds, domestic currency	Interconexión Eléctrica S.A. E.S.P.	Oct-11	Oct-26	COP	100	100	Floating	Bullet	Quarterly

						Balance as
						of	Interest		Interest
Debt	Company	Issue date	Maturity	Currency	Amount disbursed	December 2024	rate	Amortization	payment
Bonds, foreign currency	Ecopetrol S.A.	Sep-13	Sep-43	USD	850	850	Fixed	Bullet	Half-yearly
Bonds, foreign currency	Ecopetrol S.A.	May-14	May-45	USD	2,000	2,000	Fixed	Bullet	Half-yearly
Bonds, foreign currency	Ecopetrol S.A.	Apr-20	Apr-30	USD	2,000	2,000	Fixed	Bullet	Half-yearly
Bonds, foreign currency	Ecopetrol S.A.	Nov-21	Nov-31	USD	1,250	1,250	Fixed	Bullet	Half-yearly
Bonds, foreign currency	Ecopetrol S.A.	Nov-21	Nov-51	USD	750	750	Fixed	Bullet	Half-yearly
Bonds, foreign currency	Ecopetrol S.A.	Jan-23	Jan-33	USD	2,000	2,000	Fixed	Bullet	Half-yearly
Bonds, foreign currency	Ecopetrol S.A.	Jul-23	Jan-33	USD	300	300	Fixed	Bullet	Half-yearly
Bonds, foreign currency	Ecopetrol S.A.	Jul-23	Jan-29	USD	1,200	1,200	Fixed	Bullet	Half-yearly
Bonds, foreign currency	Ecopetrol S.A.	Jan-24	Jan-36	USD	1,850	1,850	Fixed	Bullet	Half-yearly
Bonds, foreign currency	Ecopetrol S.A.	Oct-24	Feb-32	USD	1,750	1,750	Fixed	Bullet	Half-yearly
Bonds, foreign currency	Oleoducto Central S.A.	Jul-20	Jul-27	USD	500	400	Fixed	Bullet	Half-yearly
Bonds, foreign currency	Interconexión Eléctrica S.A. E.S.P and subsidiaries	Jan-11	Jan-26	USD	38	38	Fixed	Bullet	Quarterly
Bonds, foreign currency	Interconexión Eléctrica S.A. E.S.P and subsidiaries	Oct-12	Apr-31	USD	40	40	Fixed	Bullet	Half-yearly
Bonds, foreign currency	Interconexión Eléctrica S.A. E.S.P and subsidiaries	Jul-16	Jan-34	USD	151	125	Fixed	Annual	Half-yearly
Bonds, foreign currency	Interconexión Eléctrica S.A. E.S.P and subsidiaries	Mar-17	Feb-24	USD	48	—	Floating	Bullet	Annual
Bonds, foreign currency	Interconexión Eléctrica S.A. E.S.P and subsidiaries	May-18	Apr-25	USD	100	143	Floating	Bullet	Half-yearly
Bonds, foreign currency	Interconexión Eléctrica S.A. E.S.P and subsidiaries	Jun-18	Jun-25	USD	224	75	Fixed	Annual	Half-yearly
Bonds, foreign currency	Interconexión Eléctrica S.A. E.S.P and subsidiaries	Jun-18	Dec30	USD	231	383	Fixed	Half-yearly	Half-yearly
Bonds, foreign currency	Interconexión Eléctrica S.A. E.S.P and subsidiaries	Jun-18	Dec24	USD	39	—	Fixed	Annual	Half-yearly
Bonds, foreign currency	Interconexión Eléctrica S.A. E.S.P and subsidiaries	Jun-18	Dec30	USD	193	195	Fixed	Half-yearly	Half-yearly
Bonds, foreign currency	Interconexión Eléctrica S.A. E.S.P and subsidiaries	Apr-19	Apr-34	USD	600	600	Fixed	Half-yearly	Half-yearly
Bonds, foreign currency	Interconexión Eléctrica S.A. E.S.P and subsidiaries	Dec19	Dec29	USD	66	89	Floating	Annual	Half-yearly
Bonds, foreign currency	Interconexión Eléctrica S.A. E.S.P and subsidiaries	Dec20	Nov-28	USD	129	129	Floating	Annual	Half-yearly
Bonds, foreign currency	Interconexión Eléctrica S.A. E.S.P and subsidiaries	Dec20	May-44	USD	129	144	Floating	Half-yearly	Half-yearly
Bonds, foreign currency	Interconexión Eléctrica S.A. E.S.P and subsidiaries	Feb-21	Jun-50	USD	34	34	Fixed	Annual	Half-yearly
Bonds, foreign currency	Interconexión Eléctrica S.A. E.S.P and subsidiaries	Feb-21	Jul-44	USD	109	156	Floating	Half-yearly	Half-yearly
Bonds, foreign currency	Interconexión Eléctrica S.A. E.S.P and subsidiaries	Jul-21	Jun-56	USD	1,200	1,073	Fixed	Annual	Half-yearly
Bonds, foreign currency	Interconexión Eléctrica S.A. E.S.P and subsidiaries	Oct-21	Oct-31	USD	108	128	Floating	Bullet	Half-yearly
Bonds, foreign currency	Interconexión Eléctrica S.A. E.S.P and subsidiaries	Oct-21	Oct-38	USD	45	54	Floating	Annual	Half-yearly

						Balance as
						of	Interest		Interest
Debt	Company	Issue date	Maturity	Currency	Amount disbursed	December 2024	rate	Amortization	payment
Bonds, foreign currency	Interconexión Eléctrica S.A. E.S.P	Apr-22	Apr-38	USD	500	500	Fixed	Half-yearly	Half-yearly
Bonds, foreign currency	Interconexión Eléctrica S.A. E.S.P	Apr-22	Apr-29	USD	113	113	Floating	Annual	Half-yearly
Bonds, foreign currency	Interconexión Eléctrica S.A. E.S.P	Nov-22	Jun-50	USD	74	74	Fixed	Annual	Monthly
Bonds, foreign currency	Interconexión Eléctrica S.A. E.S.P	Mar-23	Mar-30	USD	89	89	Floating	Bullet	Half-yearly
Bonds, foreign currency	Interconexión Eléctrica S.A. E.S.P	Sep-23	Jun-50	USD	68	68	Fixed	Annual	Monthly
Bonds, foreign currency	Interconexión Eléctrica S.A. E.S.P	Oct-23	Oct-33	USD	127	133	Floating	Half-yearly	Half-yearly
Bonds, foreign currency	Interconexión Eléctrica S.A. E.S.P	Oct-23	Oct-38	USD	180	190	Floating	Half-yearly	Half-yearly
Bonds, foreign currency	Interconexión Eléctrica S.A. E.S.P	Mar-24	Mar-29	USD	111	111	Floating	Bullet	Half-yearly
Bonds, foreign currency	Interconexión Eléctrica S.A. E.S.P	Mar-24	Mar-31	USD	83	83	Floating	Annual	Half-yearly
Bonds, foreign currency	Interconexión Eléctrica S.A. E.S.P	Mar-24	Mar-34	USD	21	21	Floating	Annual	Half-yearly
Bonds, foreign currency	Interconexión Eléctrica S.A. E.S.P	May-24	May-31	USD	161	161	Floating	Annual	Half-yearly
Bonds, foreign currency	Interconexión Eléctrica S.A. E.S.P	Jul-24	Jun-50	USD	68	60	Fixed	Annual	Monthly
Bonds, foreign currency	Interconexión Eléctrica S.A. E.S.P	Oct-24	Oct-36	USD	170	171	Floating	Annual	Half-yearly
Bonds, foreign currency	Interconexión Eléctrica S.A. E.S.P	Oct-24	Oct-39	USD	122	122	Floating	Annual	Half-yearly
International commercial loans	Interconexión Eléctrica S.A. E.S.P	May-10	May-30	USD	36	15	Fixed	Monthly	Monthly
International commercial loans	Interconexión Eléctrica S.A. E.S.P	Jan-14	Mar-29	USD	46	14	Floating	Monthly	Monthly
International commercial loans	Interconexión Eléctrica S.A. E.S.P	Feb-16	Jul-24	USD	5	—	Floating	Quaterly	Quaterly
International commercial loans	Interconexión Eléctrica S.A. E.S.P	Aug-17	Mar-32	USD	44	23	Floating	Monthly	Monthly
International commercial loans	Interconexión Eléctrica S.A. E.S.P	Sep-18	Jun-50	USD	12	36	Fixed	Monthly	Annual
International commercial loans	Interconexión Eléctrica S.A. E.S.P	Sep-18	Jun-50	USD	5	14	Fixed	Monthly	Annual
International commercial loans	Interconexión Eléctrica S.A. E.S.P	Mar-19	Sep-25	USD	1	5	Floating	Quaterly	Quaterly
International commercial loans	Interconexión Eléctrica S.A. E.S.P	Sep-19	Sep-25	USD	70	35	Fixed	Half-yearly	Half-yearly
International commercial loans	Interconexión Eléctrica S.A. E.S.P	May-21	May-25	USD	89	27	Fixed	Half-yearly	Annual
International commercial loans	Interconexión Eléctrica S.A. E.S.P	May-21	May-26	USD	59	46	Fixed	Half-yearly	Half-yearly
International commercial loans	Interconexión Eléctrica S.A. E.S.P	Mar-22	Dec41	USD	37	67	Floating	Monthly	Monthly

						Balance as
						of	Interest		Interest
Debt	Company	Issue date	Maturity	Currency	Amount disbursed	December 2024	rate	Amortization	payment
International commercial loans	Interconexión Eléctrica S.A. E.S.P.	Apr-22	Nov-26	USD	66	58	Fixed	Bullet	Bullet
International commercial loans	Interconexión Eléctrica S.A. E.S.P.	Sep-22	Sep-32	USD	20	76	Fixed	Half-yearly	Half-yearly
International commercial loans	Interconexión Eléctrica S.A. E.S.P.	Oct-22	Jun-27	USD	5	2	Floating	Quaterly	Quaterly
International commercial loans	Interconexión Eléctrica S.A. E.S.P.	Dec22	Nov-30	USD	40	40	Floating	Half-yearly	Half-yearly
International commercial loans	Interconexión Eléctrica S.A. E.S.P.	Feb-23	Nov-30	USD	30	30	Floating	Half-yearly	Half-yearly
International commercial loans	Interconexión Eléctrica S.A. E.S.P.	Mar-23	Nov-30	USD	36	36	Floating	Half-yearly	Half-yearly
International commercial loans	Interconexión Eléctrica S.A. E.S.P.	Sep-23	Mar-25	USD	39	22	Floating	Monthly	Half-yearly
International commercial loans	Interconexión Eléctrica S.A. E.S.P.	Sep-23	Mar-25	USD	22	—	Floating	Monthly	Half-yearly
International commercial loans	Interconexión Eléctrica S.A. E.S.P.	Sep-23	Mar-25	USD	16	6	Floating	Monthly	Half-yearly
International commercial loans	Interconexión Eléctrica S.A. E.S.P.	Dec23	Dec24	USD	38	—	Fixed	Bullet	Bullet
International commercial loans	Interconexión Eléctrica S.A. E.S.P.	Apr-24	Apr-25	USD	30	30	Fixed	Bullet	Bullet
International commercial loans	Interconexión Eléctrica S.A. E.S.P.	Jun-24	Nov-30	USD	7	9	Floating	Quaterly	Quaterly
International commercial loans	Ecopetrol S.A.	Dec17	Dec25	USD	359	114	Floating	Half-yearly	Half-yearly
International commercial loans	Ecopetrol S.A.	Jul-24	Apr-29	USD	1,200	1,200	Floating	Half-yearly	Bullet
International commercial loans	Ecopetrol S.A.	Jul-24	Jul-25	USD	160	160	Floating	Bullet	Quaterly
International commercial loans	Ecopetrol S.A.	Dec22	Dec27	USD	575	700	Floating	Half-yearly	Half-yearly
International commercial loans	Ecopetrol S.A.	Dec22	Dec27	USD	247	300	Floating	Half-yearly	Half-yearly
International commercial loans	Ecopetrol S.A.	May-23	May-28	USD	400	400	Floating	Bullet	Quaterly
International commercial loans	Ecopetrol S.A.	Oct-24	Oct-29	USD	250	250	Floating	Bullet	Half-yearly

						Balance as
						of	Interest		Interest
Debt	Company	Issue date	Maturity	Currency	Amount disbursed	December 2024	rate	Amortization	payment
Domestic commercial loans	Interconexión Eléctrica S.A. E.S.P.	Dec16	Jan-28	COP	250	169	Floating	Half-yearly	Annual
Domestic commercial loans	Interconexión Eléctrica S.A. E.S.P.	Dec16	Jan-34	COP	150	141	Floating	Half-yearly	Annual
Domestic commercial loans	Interconexión Eléctrica S.A. E.S.P.	Dec16	Jan-34	COP	150	141	Floating	Half-yearly	Annual
Domestic commercial loans	Interconexión Eléctrica S.A. E.S.P.	Dec16	Jan-34	UVR	511,954	211,357	Fixed	Half-yearly	Annual
Domestic commercial loans	Interconexión Eléctrica S.A. E.S.P.	May-18	Nov-28	COP	59	33	Floating	Half-yearly	Half-yearly
Domestic commercial loans	Interconexión Eléctrica S.A. E.S.P.	jul-18	Jan-24	COP	218	—	Floating	Half-yearly	Half-yearly
Domestic commercial loans	Interconexión Eléctrica S.A. E.S.P.	nov-18	nov-28	COP	23	—	Floating	Half-yearly	Half-yearly
Domestic commercial loans	Interconexión Eléctrica S.A. E.S.P.	May-19	May-29	COP	9	6	Floating	Half-yearly	Half-yearly
Domestic commercial loans	Interconexión Eléctrica S.A. E.S.P.	Apr-20	Apr-30	COP	10	8	Floating	Quaterly	Quaterly
Domestic commercial loans	Interconexión Eléctrica S.A. E.S.P.	Sep-20	Sep-30	COP	4	3	Floating	Quaterly	Quaterly
Domestic commercial loans	Interconexión Eléctrica S.A. E.S.P.	Nov-20	Sep-30	COP	8	7	Floating	Quaterly	Quaterly
Domestic commercial loans	Interconexión Eléctrica S.A. E.S.P.	Dec20	Sep-30	COP	8	7	Floating	Quaterly	Quaterly
Domestic commercial loans	Interconexión Eléctrica S.A. E.S.P.	Jun-21	Mar-31	COP	7	7	Floating	Quaterly	Quaterly
Domestic commercial loans	Interconexión Eléctrica S.A. E.S.P.	Oct-21	Oct-28	COP	71	71	Floating	Quaterly	Quaterly
Domestic commercial loans	Interconexión Eléctrica S.A. E.S.P.	Oct-21	Jun-31	COP	7	7	Floating	Quaterly	Quaterly
Domestic commercial loans	Interconexión Eléctrica S.A. E.S.P.	Oct-21	Oct-31	COP	158	158	Floating	Quaterly	Quaterly
Domestic commercial loans	Interconexión Eléctrica S.A. E.S.P.	Nov-21	Jun-31	COP	16	15	Floating	Quaterly	Quaterly
Domestic commercial loans	Interconexión Eléctrica S.A. E.S.P.	Nov-21	Jun-31	COP	20	19	Floating	Quaterly	Quaterly
Domestic commercial loans	Interconexión Eléctrica S.A. E.S.P.	Jun-22	Jun-27	COP	13	11	Floating	Quaterly	Quaterly
Domestic commercial loans	Interconexión Eléctrica S.A. E.S.P.	Jul-22	Jul-27	COP	194	194	Floating	Quaterly	Bullet
Domestic commercial loans	Interconexión Eléctrica S.A. E.S.P.	Aug-22	Aug-27	COP	51	51	Floating	Half-yearly	Half-yearly
Domestic commercial loans	Interconexión Eléctrica S.A. E.S.P.	Apr-23	Apr-30	COP	450	450	Floating	Half-yearly	Half-yearly
Domestic commercial loans	Interconexión Eléctrica S.A. E.S.P.	Oct-23	Apr-30	COP	150	150	Floating	Half-yearly	Half-yearly
Domestic commercial loans	Interconexión Eléctrica S.A. E.S.P.	nov-23	oct-24	COP	209	—	Floating	Quaterly	Quaterly
Domestic commercial loans	Interconexión Eléctrica S.A. E.S.P.	Dec23	Dec34	COP	250	—	Floating	Half-yearly	Half-yearly
Domestic commercial loans	Interconexión Eléctrica S.A. E.S.P.	Dec23	Dec35	COP	250	250	Floating	Half-yearly	Half-yearly
Domestic commercial loans	Interconexión Eléctrica S.A. E.S.P.	Jun-24	Dec34	COP	250	250	Floating	Half-yearly	Half-yearly
Domestic commercial loans	Interconexión Eléctrica S.A. E.S.P.	Oct-24	Oct-34	COP	209	209	Floating	Quaterly	Quaterly
Domestic commercial loans	Interconexión Eléctrica S.A. E.S.P.	Nov-24	Nov-34	COP	80	80	Floating	Quaterly	Quaterly